Income Tax (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Examination, Penalties Expense	$ 0	$ 0	$ 0
Federal statutory tax rate	35.00%
Income tax benefit related to the separate account dividends received deduction	$ 88,000	143,000	141,000
Amounts due from affiliates per tax sharing agreement	(775,000)	(259,000)
Maximum
True-up of the prior year tax return included in current year benefit related to the separate account dividends received deduction	$ (22,000)	$ 13,000	$ 22,000